Note 24 - Quarterly Financial Data (Unaudited) - Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income	$ 33,810	$ 33,719	$ 31,570	$ 30,742	$ 30,351	$ 30,961	$ 31,569	$ 30,087	$ 29,897	$ 30,329	$ 29,567	$ 28,284	$ 129,841	$ 122,968	$ 118,077
Interest expense	2,249	2,586	2,780	3,033	3,969	4,112	4,308	4,994	5,522	5,991	5,923	5,211	10,648	17,383	22,647
Net interest income	31,561	31,133	28,790	27,709	26,382	26,849	27,261	25,093	24,375	24,338	23,644	23,073	119,193	105,585	95,430
Provision for loan losses	131	130	55	827	3,065	1,038	4,124	1,469	686	167	154	1,033	1,143	9,696
Earnings before income taxes	17,512	17,405	14,449	14,792	10,771	14,669	11,313	11,357	10,222	13,556	12,451	10,882
Net earnings	$ 13,801	$ 13,342	$ 11,139	$ 11,144	$ 8,902	$ 11,532	$ 9,027	$ 9,031	$ 7,972	$ 10,266	$ 9,516	$ 8,290	$ 49,426	$ 38,492	$ 36,044
Basic earnings per common share (in dollars per share)	$ 1.23	$ 1.19	$ 1.00	$ 1.01	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 4.44	$ 3.52	$ 3.36
Diluted earnings per common share (in dollars per share)	$ 1.23	$ 1.19	$ 1.00	$ 1.00	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 4.43	$ 3.51	$ 3.35